NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of net revenues
A breakdown of net revenues is presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Revenues from:
Cars and spare parts	6,005,243	5,727,688	5,119,181
Sponsorship, commercial and brand	819,551	669,776	571,759
Other (1)	320,974	279,204	279,206
Total net revenues	7,145,768	6,676,668	5,970,146
_____________________________
(1)Primarily includes net revenues from financial services activities, the management of the Mugello racetrack and other sports-related activities, as well as net revenues generated from the rental of engines to other Formula 1 teams and, for the years ended December 31, 2024 and 2023 only, from the sale of engines to Maserati.